Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of exposure to credit risk and ECLs for financing receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	€ 3,781	€ 7,166
Retail financing
Disclosure of credit risk exposure [line items]
Financial assets	15,728	12,531
Retail financing | Financial instruments credit-impaired | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	15,435	12,277
Retail financing | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	157	119
Retail financing | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	136	135
Gross amount | Retail financing
Disclosure of credit risk exposure [line items]
Financial assets	16,077	12,757
Gross amount | Retail financing | Financial instruments credit-impaired | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	15,634	12,451
Gross amount | Retail financing | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	283	138
Gross amount | Retail financing | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Financial assets	160	168
Accumulated impairment losses | Retail financing
Disclosure of credit risk exposure [line items]
Provision	(349)	(226)
Accumulated impairment losses | Retail financing | Financial instruments credit-impaired | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Provision	(199)	(174)
Accumulated impairment losses | Retail financing | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Provision	(126)	(19)
Accumulated impairment losses | Retail financing | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Provision	€ (24)	€ (33)